Note 2 - Inventory (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Inventory Write-down	$ 9,000	$ 1,000	$ 25,000	$ 72,000